Related Party Transactions (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	May 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions
Common Stock Shares Sold by Investors Group to Underwriter	49,800,405,000	60,050,777	50,000,000
Shares of common stock acquired		23,200,000
Financing Arrangements with Related Parties [Abstract]
Outstanding debt with related parties			$ 189.8	$ 174.4